Taxation - Summary of Components of Deferred Tax Assets (Detail) - CNY (¥) ¥ in Thousands	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Components of Deferred Tax Assets [Abstract]
Net operating loss carry-forwards	¥ 5,026,589	¥ 3,051,082	¥ 2,036,152
Government grants	72,674	41,565	43,145
Impairment of long-lived assets	17,372	12,239	21,802
Inventory reserve	55,397	7,221	11,233
Accruals and others	591,354	452,612	102,619
Valuation allowance	(5,763,386)	¥ (3,564,719)	¥ (2,214,951)	¥ (1,340,944)
Total deferred tax assets, net	¥ 0